Committed Ship Financings (Detail) (Subsequent Event, USD $) In Millions, unless otherwise specified	1 Months Ended
Jan. 22, 2013
Long-term Purchase Commitment [Line Items]
Amount	$ 3,283
North America Princess | Royal Princess 2013 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2013
Amount	523
North America Princess | Regal Princess 2014 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2014
Amount	523
North America Cruise Brands
Long-term Purchase Commitment [Line Items]
Amount	1,046
Europe, Australia & Asia ("EAA") AIDA | Aidastella 2013 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2013
Amount	310
Europe, Australia & Asia ("EAA") AIDA | AIDA Newbuild 2015 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2015
Amount	440
Europe, Australia & Asia ("EAA") AIDA | AIDA Newbuild 2016 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2016
Amount	440
Europe, Australia & Asia ("EAA") P&O Cruises (UK) | Newbuild 2015 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2015
Amount	539
Europe, Australia & Asia ("EAA") Costa | Costa Diadema 2014 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2014
Amount	508
EAA Cruise Brands
Long-term Purchase Commitment [Line Items]
Amount	$ 2,237